Share capital - Summary of Share Capital (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Shares issued upon exercise of share options, for cash (in shares)		48,529
Shares issued for acquisition of Integra (in shares)		15,436,179
Balance beginning of year	$ 3,723,482
Shares issued upon exercise of share options, for cash		$ 586
Estimated fair value of share options exercised		176
Balance end of year	$ 3,347,086	$ 3,723,482
Voting common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	158,801,722	143,317,014
Ending balance (in shares)	158,801,722	158,801,722
Share capital [member]
Disclosure of classes of share capital [line items]
Balance beginning of year	$ 3,007,924	$ 2,819,101
Shares issued upon exercise of share options, for cash	0	586
Shares issued for acquisition of Integra		188,061
Balance end of year	$ 3,007,924	$ 3,007,924